UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10407

Master Portfolio Trust
(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041
(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
300 First Stamford Place, 4th Floor
Stamford, CT 06902
(Name and address of agent for service)

Registrant's telephone number, including area code: (800) 451-2010

Date of fiscal year end: August 31
Date of reporting period: February 29, 2008

ITEM 1.           REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Schedule of investments (unaudited)
February 29, 2008

PRIME CASH RESERVES PORTFOLIO

FACE AMOUNT	SECURITY	VALUE*

SHORT-TERM INVESTMENTS — 107.5%

	Bank Notes — 1.0%
$50,000,000	Bank of America Corp., 3.375% due 2/17/09(a)	$50,259,249
60,000,000	Bank of America NA, 3.175% due 8/11/08(a)	60,000,000

	Total Bank Notes	110,259,249

	Certificates of Deposit — 48.9%
	Banco Bilbao Vizcaya:
50,000,000	4.140% due 6/16/08	50,005,842
100,000,000	4.565% due 7/7/08	100,022,589
50,000,000	Bank of Ireland, 4.810% due 4/25/08	50,000,000
	Bank of Montreal:
50,000,000	4.800% due 3/7/08	50,000,000
50,000,000	3.050% due 5/1/08	50,000,000
75,000,000	3.740% due 7/17/08	75,000,000
	Bank of Nova Scotia:
100,000,000	3.085% due 3/5/08	100,000,000
100,000,000	3.070% due 3/14/08	100,000,000
	Bank of Scotland PLC:
50,000,000	5.060% due 3/17/08	50,000,878
75,000,000	5.400% due 3/17/08	75,000,000
50,000,000	4.850% due 6/12/08	50,000,000
75,000,000	3.500% due 10/22/08	75,186,953
	Bank of Tokyo:
100,000,000	5.550% due 3/6/08	100,000,000
50,000,000	5.000% due 4/18/08	50,000,000
46,500,000	3.070% due 5/27/08	46,500,000
50,000,000	4.140% due 7/10/08	50,000,000
	Barclays Bank PLC NY:
50,000,000	4.720% due 5/1/08	50,000,000
75,000,000	2.820% due 11/13/08	75,000,000
74,000,000	3.020% due 2/23/09	74,000,000
50,000,000	BNP Paribas NY, 4.760% due 6/20/08	50,000,000
	BNP Paribas NY Branch:
100,000,000	5.130% due 3/4/08	100,000,000
25,000,000	4.250% due 5/12/08	25,048,754
50,000,000	4.840% due 6/11/08	50,000,000
100,000,000	Canadian Imperial Bank, 4.720% due 6/23/08	100,000,000
	Citibank NA:
75,000,000	5.010% due 3/12/08	75,000,000
50,000,000	4.860% due 6/3/08	50,000,000
50,000,000	4.570% due 9/3/08	50,000,000
	Credit Suisse New York:
100,000,000	5.550% due 3/6/08	100,000,000
47,500,000	4.010% due 1/7/09	47,500,000
100,000,000	3.355% due 3/3/09(a)	100,000,000

See Notes to Financial Statements.

Prime Cash Reserves Portfolio 2008 Semi-Annual Report   |  25

Schedule of investments (unaudited) continued
February 29, 2008

PRIME CASH RESERVES PORTFOLIO

FACE AMOUNT	SECURITY	VALUE*

	Certificates of Deposit — 48.9% continued
	Depfa Bank PLC:
$50,000,000	4.380% due 4/9/08	$50,000,000
86,600,000	3.655% due 4/24/08	86,600,000
50,000,000	2.950% due 8/20/08	50,000,000
	Deutsche Bank AG NY:
50,000,000	5.030% due 3/17/08	50,000,000
50,000,000	3.020% due 5/2/08	50,000,000
100,000,000	3.060% due 5/6/08	100,000,698
	Dexia Credit Local:
50,000,000	3.260% due 3/26/08	50,000,000
150,000,000	3.080% due 5/30/08	150,000,000
177,200,000	Dresdner Bank AG NY, 3.090% due 3/25/08	177,200,000
	Fortis Bank NY:
50,000,000	3.120% due 3/3/08	49,999,999
100,000,000	3.100% due 3/11/08	100,000,000
50,000,000	3.100% due 5/6/08	50,000,000
50,000,000	JPMorgan Chase, 5.130% due 4/14/08	50,000,000
75,000,000	KBC Bank NV, 3.050% due 4/14/08	75,000,000
200,000,000	Landesbank Baden-Wuerttemberg, 3.110% due 3/12/08	200,000,610
75,000,000	Natixis, 5.100% due 3/18/08	75,000,349
	Nordea Bank Finland NY:
50,000,000	4.700% due 10/24/08	50,045,643
50,000,000	4.670% due 11/5/08	50,000,000
100,000,000	PNC Bank NA, 3.463% due 2/23/09(a)	100,000,000
	Rabobank Nederland NY:
100,000,000	5.020% due 3/6/08	100,000,000
150,000,000	3.070% due 3/13/08	150,000,000
50,000,000	3.080% due 4/7/08	50,000,000
	Royal Bank of Canada NY:
300,000,000	3.050% due 3/13/08	300,000,000
100,000,000	2.970% due 8/28/08	100,000,000
50,000,000	Royal Bank of Scotland NY, 3.750% due 7/22/08	50,140,392
125,000,000	Royal Bank of Scotland PLC, 3.650% due 3/4/09(b)	125,000,000
200,000,000	Societe Generale NY, 3.150% due 4/14/08	200,000,000
100,000,000	State Street Bank & Trust, 5.000% due 3/11/08	100,000,000
	Svenska Handelsbanken NY:
50,000,000	5.100% due 4/3/08	50,000,000
50,000,000	3.150% due 4/28/08	50,000,000
	Toronto Dominion Bank NY:
50,000,000	5.050% due 3/25/08	50,004,247
50,000,000	3.020% due 5/2/08	50,000,000
50,000,000	4.840% due 6/16/08	50,000,000
50,000,000	UBS AG Stamford Branch, 4.255% due 7/9/08	50,062,408

See Notes to Financial Statements.

26  |   Prime Cash Reserves Portfolio 2008 Semi-Annual Report

PRIME CASH RESERVES PORTFOLIO

FACE AMOUNT	SECURITY	VALUE*

	Certificates of Deposit — 48.9% continued
$75,000,000	Unicredito Italiano SpA NY, 5.185% due 3/4/08	$75,000,031
	Wachovia Bank NA:
75,000,000	4.800% due 5/27/08	75,000,000
75,000,000	4.500% due 12/1/08	75,000,000
57,000,000	Westpac Banking Corp., 3.050% due 5/1/08	56,992,083

	Total Certificates of Deposit	5,339,311,476

	Certificates of Deposit (Euro) — 4.6%
	ABN Amro Bank NV:
50,000,000	3.055% due 5/19/08	50,000,544
75,000,000	3.080% due 8/7/08	75,000,000
	Banco Santander:
75,000,000	4.440% due 4/10/08	75,003,297
75,000,000	4.360% due 4/11/08	75,000,845
50,000,000	2.980% due 8/4/08	50,004,269
100,000,000	HSBC Bank PLC, 3.065% due 5/19/08	100,001,089
75,000,000	KBC Bank NV, 3.280% due 3/13/08	75,000,125

	Total Certificates of Deposit (Euro)	500,010,169

	Commercial Paper — 25.3%
75,000,000	ABN Amro Bank NV, 3.038% due 5/9/08(c)	74,566,594
	Allied Irish Banks PLC:
200,000,000	2.999% due 6/16/08(b)(c)	198,234,500
50,000,000	3.036% due 8/21/08(b)(c)	49,281,569
	Archer Daniels Midland:
49,610,000	3.490% due 5/22/08(b)(c)	49,220,148
23,380,000	3.493% due 5/30/08(b)(c)	23,178,347
65,730,000	2.996% due 6/27/08(b)(c)	65,092,273
100,000,000	Australia and New Zealand Banking Group, 4.961% due 3/17/08(b)(c)	99,782,222
75,000,000	Bank of America, 4.953% due 3/14/08(c)	74,867,563
	Bank of Ireland:
47,975,000	3.195% due 4/28/08(b)(c)	47,729,981
75,000,000	3.009% due 6/17/08(b)(c)	74,329,500
	BNZ International Funding Ltd.:
125,000,000	3.060% - 3.074% due 5/12/08(b)(c)	124,238,500
100,000,000	4.093% due 7/14/08(b)(c)	98,496,250
	CBA Delaware Finance:
50,000,000	4.977% due 3/20/08(c)	49,870,299
66,000,000	3.015% due 3/31/08(c)	65,835,000
70,000,000	Cheyne Finance LLC, 5.350% due 3/25/08(d)(e)(f)(g)	58,548,000
	Citigroup Funding Inc.:
50,000,000	2.980% due 8/22/08(c)	49,290,104
50,000,000	2.976% due 9/5/08(c)	49,234,944
	Danske Corp.:
75,000,000	4.322% due 3/11/08(b)(c)	74,910,625
50,000,000	4.629% due 8/4/08(b)(c)	49,031,500

See Notes to Financial Statements.

Prime Cash Reserves Portfolio 2008 Semi-Annual Report   |  27

Schedule of investments (unaudited) continued
February 29, 2008

PRIME CASH RESERVES PORTFOLIO

FACE AMOUNT	SECURITY	VALUE*

	Commercial Paper — 25.3% continued
$326,047,000	Deutsche Bank Financial LLC, 3.101% due 3/3/08(c)	$325,990,848
	General Electric Capital Corp.:
75,000,000	5.231% due 4/25/08(c)	74,423,073
50,000,000	5.141% due 6/3/08(c)	49,353,750
50,000,000	4.497% due 8/25/08(c)	48,930,625
100,000,000	HSBC USA, 4.962% due 4/11/08(c)	99,444,222
75,000,000	ING Funding LLC, 4.909% due 4/18/08(c)	74,521,000
	JPMorgan Chase:
50,000,000	2.891% due 8/1/08(c)	49,394,375
50,000,000	2.917% due 8/4/08(c)	49,377,083
100,000,000	KBC Financial Products International, 4.455% due 6/9/08(b)(c)	98,786,111
70,000,000	Natixis, 5.434% due 3/11/08(b)(c)	69,897,139
100,000,000	Nestle Capital Corp., 5.322% due 3/10/08(b)(c)	99,870,500
50,000,000	Skandinaviska Enskilda Banken, 2.942% due 7/30/08(b)(c)	49,391,806
	Swedbank:
76,500,000	3.121% due 4/1/08(c)	76,295,129
75,000,000	4.293% due 4/2/08(c)	74,716,667
25,000,000	3.252% due 4/16/08(c)	24,896,819
	Westpac Banking Corp.:
53,000,000	4.620% due 3/28/08(b)(c)	52,818,343
75,000,000	4.348% due 4/9/08(b)(c)	74,650,625

	Total Commercial Paper	2,768,496,034

	Corporate Bonds & Notes — 3.4%
50,000,000	BNP Paribas, 3.060% due 5/19/08(a)(b)	50,008,194
189,000,000	Morgan Stanley Master Note, 3.625% due 3/3/08	189,000,000
72,000,000	Skandinaviska Enskilda Banken AB, 4.854% due 8/22/08(a)(b)	72,039,609
60,000,000	Steers CLN, 4.860% due 6/29/08(a)(b)	60,000,000

	Total Corporate Bonds & Notes	371,047,803

	Medium-Term Notes — 1.4%
50,000,000	ANZ National International Ltd., 4.231% due 2/9/09(a)(b)	50,000,000
50,000,000	Toyota Motor Credit Corp., 3.131% due 1/15/09(a)	49,974,888
50,000,000	Wells Fargo Co., 3.194% due 10/31/08(a)	50,001,922

	Total Medium-Term Notes	149,976,810

	Promissory Note — 1.1%
125,000,000	Goldman Sachs Group Inc., 4.750% due 9/16/08(d)	125,000,000

	Time Deposits — 14.6%
271,898,000	Commerzbank Grand Cayman, 3.188% due 3/3/08	271,898,000
167,000,000	ING Bank Grand Cayman, 3.250% due 3/3/08	167,000,000
275,000,000	KBC Bank NV Grand Cayman, 3.250% due 3/3/08	275,000,000
325,000,000	Natixis Grand Cayman, 3.150% due 3/3/08	325,000,000
245,000,000	RBS, 3.120% due 3/3/08	245,000,000
310,000,000	Societe Generale Cayman, 3.070% due 3/4/08	310,000,000

	Total Time Deposits	1,593,898,000

See Notes to Financial Statements.

28  |   Prime Cash Reserves Portfolio 2008 Semi-Annual Report

PRIME CASH RESERVES PORTFOLIO

FACE AMOUNT	SECURITY	VALUE*

	U.S. Government Agencies — 7.1%
$125,000,000	Federal Farm Credit Bank (FFCB), 3.120% due 3/5/10	$125,000,000
	Federal Home Loan Bank (FHLB):
150,000,000	3.096% due 10/29/08(a)	150,010,326
150,000,000	3.120% due 8/7/09(a)	150,000,000
150,000,000	3.054% due 8/27/09(a)	149,955,694
200,000,000	Federal National Mortgage Association (FNMA), 3.490% due 9/3/09(a)	200,000,000

	Total U.S. Government Agencies	774,966,020

	Letter Agreement (Cost — 0) (Note 3)(g) — 0.1%	11,452,000

	TOTAL INVESTMENTS — 107.5%
	(Amortized Cost — $11,744,417,561#)	11,744,417,561
	Liabilities in Excess of Other Assets — (7.5)%	(818,173,235)

	TOTAL NET ASSETS — 100.0%	$10,926,244,326

*	Reflects amortized cost value, unless otherwise noted.

(a)	Variable rate security. Interest rate disclosed is that which is in effect at February 29, 2008.

(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(c)	Rate shown represents yield-to-maturity.

(d)	Illiquid security.

(e)	Date shown is the date of the next interest rate change. Both principal and interest are currently in default.

(f)	On October 17, 2007, an insolvency event was declared. The Portfolio has determined that it is currently in its best interest to continue to hold this security.

(g)	The value shown is the fair market value as of February 29, 2008. The Cheyne Finance LLC security is supported by a Letter of Credit and Letter Agreement (See Note 3).

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Financial Statements.

Prime Cash Reserves Portfolio 2008 Semi-Annual Report   |  29

Statement of assets and liabilities (unaudited)

Prime Cash Reserves Portfolio
February 29, 2008

ASSETS:
Investments, at value (Cost — $11,744,417,561)	$11,744,417,561
Cash	11
Interest receivable	42,789,163
Prepaid expenses	53,765

Total Assets	11,787,260,500

LIABILITIES:
Payable for securities purchased	860,000,000
Investment management fee payable	851,530
Trustees’ fees payable	33,208
Accrued expenses	131,436

Total Liabilities	861,016,174

TOTAL NET ASSETS	$10,926,244,326

REPRESENTED BY:
Paid-in capital	$10,926,244,326

See Notes to Financial Statements.

30  |   Prime Cash Reserves Portfolio 2008 Semi-Annual Report

Statement of operations (unaudited)

Prime Cash Reserves Portfolio
For the Six Months Ended February 29, 2008

INVESTMENT INCOME:
Interest	$208,127,598

EXPENSES:
Investment management fee (Note 2)	4,344,147
Legal fees	142,874
Trustees’ fees	80,039
Custody fees	45,727
Audit and tax	14,150
Miscellaneous expenses	75,372

Total Expenses	4,702,309

Less: Fee waivers and/or expense reimbursements (Note 2)	(358,158)
Fees paid indirectly (Note 1)	(4)

Net Expenses	4,344,147

NET INVESTMENT INCOME	$203,783,451

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized loss from investment transactions	(20,475)
Unrealized appreciation/depreciation from:
Investments	(11,452,000)
Letter agreement (Note 3)	11,452,000
Net unrealized appreciation/depreciation	0
Net loss on investments	(20,475)

INCREASE IN NET ASSETS FROM OPERATIONS	$203,762,976

See Notes to Financial Statements.

Prime Cash Reserves Portfolio 2008 Semi-Annual Report   |  31

Statements of changes in net assets

Prime Cash Reserves Portfolio

FOR THE SIX MONTHS ENDED FEBRUARY 29, 2008 (unaudited) AND THE YEAR ENDED AUGUST 31, 2007	2008	2007

OPERATIONS:
Net investment income	$203,783,451	$374,639,534
Net realized loss	(20,475)	(34,761)

Increase in Net Assets From Operations	203,762,976	374,604,773

CAPITAL TRANSACTIONS:
Proceeds from contributions	20,615,285,906	30,059,185,082
Value of withdrawals	(17,165,045,350)	(30,082,088,795)

Increase (Decrease) in Net Assets
From Capital Transactions	3,450,240,556	(22,903,713)

INCREASE IN NET ASSETS	3,654,003,532	351,701,060

NET ASSETS:
Beginning of period	7,272,240,794	6,920,539,734

End of period	$10,926,244,326	$7,272,240,794

See Notes to Financial Statements.

32  |   Prime Cash Reserves Portfolio 2008 Semi-Annual Report

Financial highlights

Prime Cash Reserves Portfolio

FOR EACH YEAR ENDED AUGUST 31, UNLESS OTHERWISE NOTED:

	2008[1]		2007	2006	2005	2004	2003

NET ASSETS, END OF PERIOD (millions)	$10,926		$7,272	$6,921	$5,207	$4,522	$2,686

Total return[2]	2.39%		5.40%	4.57%	2.54%	1.07%	1.33%

RATIOS TO AVERAGE NET ASSETS:
Gross expenses	0.11%[3]		0.11%[4]	0.11%	0.12%	0.13%	0.19%
Net expenses[5,6]	0.10	[3,7]	0.10 [4,7]	0.10 [7]	0.10 [7]	0.10 [7]	0.11
Net investment income	4.69	[3]	5.26	4.49	2.53	1.08	1.27

[1]	For the six months ended February 29, 2008 (unaudited).

[2]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[3]	Annualized

[4]

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would not have changed.

[5]	Reflects fee waivers and/or expense reimbursements.

[6]	There was no impact to the expense ratio as a result of fees paid indirectly.

[7]	As a result of a voluntary expense limitation, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of the Portfolio will not exceed 0.10%.

See Notes to Financial Statements.

Prime Cash Reserves Portfolio 2008 Semi-Annual Report   |  33

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Prime Cash Reserves Portfolio (the “Portfolio”) is a separate diversified investment series of Master Portfolio Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as an open-end management investment company. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. At February 29, 2008, all investors in the Portfolio were funds advised or administered by the manager of the Portfolio and/or its affiliates.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

(a) Investment valuation. Money market instruments are valued at amortized cost, in accordance with Rule 2a-7 under the 1940 Act, which approximates market value. This method involves valuing portfolio securities at their cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Portfolio’s use of amortized cost is subject to its compliance with certain conditions as specified by Rule 2a-7 of the 1940 Act.

(b) Interest income and expenses. Interest income consists of interest accrued and discount earned (including both original issue and market discount adjusted for amortization of premium) on the investments of the Portfolio. Expenses of the Portfolio are accrued daily. The Portfolio bears all costs of its operations other than expenses specifically assumed by the manager.

(c) Fees paid indirectly. The Portfolio’s custody fees are reduced according to a fee arrangement, which provides for a reduction based on the level of cash deposited with the custodian by the Portfolio. The amount is shown as a reduction of expenses on the Statement of Operations.

(d) Income taxes. The Portfolio is classified as a partnership for Federal income tax purposes. As such, each investor in the Portfolio is treated as owner of its proportionate share of the net assets, income, expenses and realized gains and losses of the Portfolio. Therefore, no Federal income tax provision is required. It is intended that the Portfolio’s assets will be managed so an investor in the Portfolio can satisfy the requirements of the subchapter M of the Internal Revenue Code.

(e) Other. Purchases, maturities and sales of money market instruments are accounted for on the date of the transaction. Realized gains and losses are calculated on the identified cost basis.

34  |   Prime Cash Reserves Portfolio 2008 Semi-Annual Report

(f) Credit and market risk. Investments in structured securities (such as those issued by Structured Investment Vehicles, or SIVs) which are collateralized by residential real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value of these investments resulting in a lack of correlation between their credit ratings and values.

The fair value of these securities may be different than the amortized cost value reported in the Statement of Investments for the Portfolio. As of the date of this report, the Portfolio continued to meet the requirements under Rule 2a-7 that permits the Portfolio to utilize amortized cost to value its securities.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Portfolio’s investment manager and Western Asset Management Company (“Western Asset”) is the Portfolio’s subadviser. LMPFA and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Under the investment management agreement, the Portfolio pays investment management fees, calculated daily and paid monthly, at an annual rate of 0.10% of the Portfolio’s average daily net assets.

LMPFA provides administrative and certain oversight services to the Portfolio. LMPFA delegates to the subadviser the day-to-day portfolio management of the Portfolio. For its services, LMPFA pays Western Asset 70% of the net management fee it receives from the Portfolio.

During the six months ended February 29, 2008, the Portfolio had a voluntary expense limitation in place of 0.10% of the Portfolio’s average daily net assets.

During the six months ended February 29, 2008, the Manager waived a portion of its fee in the amount of $358,158.

Effective January 1, 2008, the manager is permitted to recapture amounts that it has previously voluntarily waived and/or reimbursed to the Portfolio during the same fiscal year if the Portfolio’s total annual operating expenses have fallen to a level below the expense cap shown. In no case will the manager recapture any amount that would result, on any particular Portfolio business day, in the Portfolio’s total annual operating expenses exceeding the expense cap.

On July 10, 2006, a retirement plan applicable to the Portfolio was amended by the Board then overseeing the Portfolio (the “Previous Board”) to provide for the

Prime Cash Reserves Portfolio 2008 Semi-Annual Report   |  35

Notes to financial statements (unaudited) continued

payment of certain benefits (in lieu of any other retirement payments under any previous plans) to Trustees who had not elected to retire as of April 2007. Trustees electing to receive benefits under the amended plan waived all rights to receive payments to which they were previously entitled under the plan. All of the Trustees comprising the Previous Board (and who had not elected to retire as of April 2007) elected to receive benefits under the amended plan. Each fund overseen by the Previous Board (including the Portfolio) paid its pro rata share (based upon asset size) of such benefits to the Trustees comprising the Previous Board. Legg Mason or its affiliates agreed to reimburse the funds an amount equal to 50% of these benefits. The Portfolio’s allocable share of benefits under this amendment at February 29, 2008 was $21,196. Generally, benefits under the retirement plan are paid in quarterly installments unless the Trustee elected to receive them in a lump sum at net present value. Two former Trustees are currently receiving payments under the retirement plan.

Certain of the officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3. Credit arrangements for certain holdings

The Portfolio, in connection with an asset backed commercial paper portfolio holding that was unable to meet its original terms, entered into some arrangements to support the value of that holding in light of the circumstance. As a result, the Portfolio’s net asset value has not been affected adversely by changes in the market value of that portfolio holding, as more fully described below, since these arrangements were executed through February 29, 2008.

On November 2, 2007, the Portfolio was provided a Standby Letter of Credit (“LOC”) by Citibank, N.A. (“Citibank”) for an aggregate amount not to exceed $35 million. Citibank currently has a First Tier credit rating.

Under the terms of the LOC which terminates no later than October 31, 2008, the Portfolio is able to draw upon the LOC if (i) a loss is realized from a sale or other disposition of commercial paper or other securities issued by Cheyne Finance LLC (the “Securities”), (ii) the Securities are restructured into new debt and there is a shortfall in what is received as compared to the amortized cost of the original Securities and/or (iii) all or any portion of the Securities remain outstanding on the business day immediately prior to October 31, 2008.

The Portfolio also entered into a separate, but related Letter Agreement with Legg Mason, Inc. and its subsidiary The Baltimore Company (collectively, “LM”). Under the terms of the Letter Agreement, the Portfolio will terminate the LOC if (i) all of the Securities are sold or otherwise disposed of without the Portfolio realizing a loss or the Fund has drawn on the LOC in aggregate amount equal to such losses; (ii) all of the Securities have been restructured into new debt rated at least A-1 or P-1 (or the equivalent) by S&P or Moody’s and that is eligible to be held under Rule 2a-7; (iii) the Portfolio has been repaid in full in respect of all of

36  |   Prime Cash Reserves Portfolio 2008 Semi-Annual Report

the Securities; (iv) upon LM’s request if the LOC is replaced with a support arrangement which would not result in a ratings downgrade of the Portfolio or the Portfolio being placed on credit watch or if Moody’s and S&P confirm that termination of the LOC would not result in such events; or (v) the Securities are rated at least A-1 or P-1 (or the equivalent) by S&P or Moody’s. The Letter Agreement also provides that: the maximum draw under the LOC will proportionately decrease if portions of the Securities are repaid in cash; the Portfolio must pay money to LM if, after the LOC is drawn and on or after termination of the LOC, the Portfolio receives amounts above amounts due on the Securities net of draws either from a cash payment or a restructuring; and during the term of the LOC, LM has the option to purchase the securities from the Portfolio under various circumstances at a price that is the greater of amortized cost or market value. Another provision provides for the transfer of the Securities to LM if the amounts drawn on the LOC equal or exceed the amortized cost of the Securities then outstanding at the end of the LOC term.

As of February 29, 2008, the amortized cost and the fair market value of Securities were $70,000,000 and $58,548,000, respectively. Accordingly, the Letter Agreement has a value equal to the difference between the amortized cost and fair value of $11,452,000 as of February 29, 2008. The Portfolio has recognized the changes in the unrealized components of the Securities and the Letter Agreement in its results of operations and financial position. During the reporting period, the Portfolio did not draw down on the LOC.

Subsequent to the reporting period, on April 16, 2008, the Portfolio received a principal payment on Cheyne Finance LLC in the amount of $12,707,809.

4. Legal matters

Beginning in June 2004, class action lawsuits alleging violations of the federal securities laws were filed against Citigroup Global Markets Inc. (“CGM”), a former distributor of the Fund, and other affiliated funds (collectively, the “Funds”) and a number of its then affiliates, including Smith Barney Fund Management, LLC (“SBFM”) and Salomon Brothers Asset Management Inc. (“SBAM”), which were then investment adviser or manager to certain of the Funds (the “Managers”), substantially all of the mutual funds then managed by the Managers (the “Defendant Funds”), and Board members of the Defendant Funds (collectively, the “Defendants”). The complaints alleged, among other things, that CGM created various undisclosed incentives for its brokers to sell Smith Barney and Salomon Brothers funds. In addition, according to the complaints, the Managers caused the Defendant Funds to pay excessive brokerage commissions to CGM for steering clients towards proprietary funds. The complaints also alleged that the Defendants breached their fiduciary duty to the Defendant Funds by improperly charging Rule 12b-1 fees and by drawing on fund assets to make undisclosed payments of soft dollars and excessive brokerage commissions. The complaints also alleged that the Defendant Funds failed to adequately disclose certain of the allegedly wrongful conduct. The

Prime Cash Reserves Portfolio 2008 Semi-Annual Report   |  37

Notes to financial statements (unaudited) continued

complaints sought injunctive relief and compensatory and punitive damages, rescission of the Defendant Funds’ contracts with the Managers, recovery of all fees paid to the Managers pursuant to such contracts and an award of attorneys’ fees and litigation expenses.

On December 15, 2004, a consolidated amended complaint (the “Complaint”) was filed alleging substantially similar causes of action. On May 27, 2005, all of the Defendants filed motions to dismiss the Complaint. On July 26, 2006, the court issued a decision and order (1) finding that plaintiffs lacked standing to sue on behalf of the shareholders of the Funds in which none of the plaintiffs had invested and dismissing those Funds from the case (although stating that they could be brought back into the case if standing as to them could be established), and (2) other than one stayed claim, dismissing all of the causes of action against the remaining Defendants, with prejudice, except for the cause of action under Section 36(b) of the 1940 Act, which the court granted plaintiffs leave to repeal as a derivative claim.

On October 16, 2006, plaintiffs filed their Second Consolidated Amended Complaint (“Second Amended Complaint”) which alleges derivative claims on behalf of nine funds identified in the Second Amended Complaint, under Section 36(b) of the 1940 Act, against CAM, SBAM and SBFM as investment advisers to the identified funds, as well as CGM as a distributor for the identified funds (collectively, the “Second Amended Complaint Defendants”). The Fund was not identified in the Second Amended Complaint. The Second Amended Complaint alleges no claims against any of the funds or any of their Board Members. Under Section 36(b), the Second Amended Complaint alleges similar facts and seeks similar relief against the Second Amended Complaint Defendants as the Complaint.

On December 3, 2007, the court granted the Defendant’s motion to dismiss the prejudice. On January 2, 2008, the Plaintiffs filed a notice of appeal to the Second Circuit Court of Appeals.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed in the future.

* * *

Beginning in August 2005, five class action lawsuits alleging violations of federal securities laws and state law were filed against CGM and SBFM, (collectively, the “Defendants”) based on the May 31, 2005 settlement order issued against the Defendants by the Securities and Exchange Commission (“SEC”) as previously described. The complaints seek injunctive relief and compensatory and punitive damages, removal of SBFM as the investment manager for the Smith Barney family of funds, rescission of the funds’ management and other contracts with SBFM, recovery of all fees paid to SBFM pursuant to such contracts, and an award of attorneys’ fees and litigation expenses. The five sections were subsequently consolidated and a consolidated complaint was filed.

38  |   Prime Cash Reserves Portfolio 2008 Semi-Annual Report

On September 26, 2007, the United States District Court for the Southern District of New York issued an order dismissing the consolidated complaint and judgment was later entered. An appeal has been filed and is pending before the U.S. Court of Appeals for the Second Circuit.

5. Other matters

On or about May 30, 2006, John Halebian, a purported shareholder of CitiSM New York Tax Free Reserves, a series of Legg Mason Partners Money Market Trust, formerly a series of CitiFunds Trust III (the “Subject Trust”), filed a complaint in the United States District Court for the Southern District of New York against the independent trustees of the Subject Trust (Elliott J. Berv, Donald M. Carlton, A. Benton Cocanougher, Mark T. Finn, Stephen Randolph Gross, Diana R. Harrington, Susan B. Kerley, Alan G. Merten and R. Richardson Pettit).

The Subject Trust is also named in the complaint as a nominal defendant.

The complaint alleges both derivative claims on behalf of the Subject Trust and class claims on behalf of a putative class of shareholders of the Subject Trust in connection with the 2005 sale of Citigroup’s asset management business to Legg Mason and the related approval of new investment advisory agreements by the trustees and shareholders. In the derivative claim, the plaintiff alleges, among other things, that the independent trustees breached their fiduciary duty to the Subject Trust and its shareholders by failing to negotiate lower fees or seek competing bids from other qualified investment advisers in connection with Citigroup’s sale to Legg Mason. In the claims brought on behalf of the putative class of shareholders, the plaintiff alleges that the independent trustees violated the proxy solicitation requirements of the 1940 Act, and breached their fiduciary duty to shareholders, by virtue of the voting procedures, including “echo voting,” used to obtain approval of the new investment advisory agreements and statements made in a proxy statement regarding those voting procedures. The plaintiff alleges that the proxy statement was misleading because it failed to disclose that the voting procedures violated the 1940 Act. The relief sought includes an award of damages, rescission of the advisory agreement, and an award of costs and attorney fees.

In advance of filing the complaint, Mr. Halebian’s lawyers made written demand for relief on the Board of the Subject Trust, and the Board’s independent trustees formed a demand review committee to investigate the matters raised in the demand, and subsequently in the complaint, and recommend a course of action to the Board. The committee, after a thorough review, determined that the independent trustees did not breach their fiduciary duties as alleged by Mr.

Prime Cash Reserves Portfolio 2008 Semi-Annual Report   |  39

Notes to financial statements (unaudited) continued

Halebian, and that the action demanded by Mr. Halebian would not be in the best interests of the Subject Trust. The Board of the Subject Trust (the trustee who is an “interested person” of the Subject Trust, within the meaning of the 1940 Act, having recused himself from the matter), after receiving and considering the committee’s report and based upon the findings of the committee, subsequently also determined and, adopting the recommendation of the committee, directed counsel to move to dismiss Mr. Halebian’s complaint. A motion to dismiss was filed on October 23, 2006. Opposition papers were filed on or about December 7, 2006. The complaint was dismissed on July 31, 2007. Mr. Halebian has filed an appeal in the U.S. Court of Appeals for the Second Circuit. The appeal is pending.

6. Recent accounting pronouncements

On September 20, 2006, the Financial Accounting Standard Board (“FASB”) released Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. Management has determined that there is no material impact to the Portfolio’s valuation policies as a result of adopting FAS 157. The Portfolio will implement the disclosure requirements beginning with its November 30, 2008 Form N-Q.

In March 2008, FASB issued the Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about the Portfolio’s derivative and hedging activities, including how such activities are accounted for and their effect on the Portfolio’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Portfolio’s financial statements and related disclosures.

40  |   Prime Cash Reserves Portfolio 2008 Semi-Annual Report

Board approval of management and subadvisory agreements (unaudited)

At a meeting of the Board of Trustees of Master Portfolio Trust (the “Trust”) held on November 12-13, 2007, the Board, including the Board members who are not considered to be “interested persons” of the Trust (the “Independent Board Members”) under the Investment Company Act of 1940, as amended (the “1940 Act”), approved for an annual period the continuation of the management agreement (the “Management Agreement”) between the Trust and Legg Mason Partners Fund Advisor, LLC (the “Manager”) with respect to the Prime Cash Reserves Portfolio, a series of the Trust (the “Fund”), and the sub-advisory agreement (the “Sub-Advisory Agreement”) between the Manager and Western Asset Management Company (the “Subadviser”), an affiliate of the Manager, with respect to the Fund.

Background

The Board received information in advance of the meeting from the Manager to assist it in its consideration of the Management Agreement and the Sub-Advisory Agreement and was given the opportunity to ask questions and request additional information from management. The Board received and considered a variety of information about the Manager, the Subadviser and the Fund’s placement agent, as well as the management, sub-advisory and placement agency and distribution arrangements for the Fund and other funds overseen by the Board, certain portions of which are discussed below. The Board noted that the Fund is a “master” fund in a “master-feeder” structure, whereby each “feeder fund” has the same investment objective and policies as the Fund and invests substantially all of its assets in the Fund. The presentation made to the Board encompassed the Fund and all funds for which the Board has responsibility, including the following feeder fund in the Fund (the “Feeder Fund”): Citi Institutional Cash Reserves, a series of Legg Mason Partners Institutional Trust. The discussion below covers both the advisory and the administrative functions being rendered by the Manager, both of which functions are encompassed by the Management Agreement, as well as the advisory functions rendered by the Subadviser pursuant to the Sub-Advisory Agreement.

Board approval of management agreement and subadvisory agreement

The Independent Board Members were advised by separate independent legal counsel throughout the process. Prior to voting, the Independent Board Members received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Management Agreement and the Sub-Advisory Agreement. The Independent Board Members also discussed the proposed continuation of the Management Agreement and the Sub-Advisory Agreement in private sessions with their independent legal counsel at which no representatives of the Manager were present. In approving the Management Agreement and Sub-Advisory Agreement, the Board, including the Independent Board Members, considered a variety of factors, including those factors discussed below. No single factor reviewed by the Board was identified by the Board as the principal

Prime Cash Reserves Portfolio   |  41

Board approval of management and subadvisory agreements (unaudited) continued

factor in determining whether to approve the Management Agreement and the Sub-Advisory Agreement, and each Board Member attributed different weight to the various factors.

Nature, extent and quality of the services under the management agreement and subadvisory agreement

The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by the Manager and the Subadviser under the Management Agreement and the Sub-Advisory Agreement, respectively, during the past two years. The Board noted information received at regular meetings throughout the year related to the services rendered by the Manager in its management of the Fund’s affairs and the Manager’s role in coordinating the activities of the Fund’s other service providers. The Board’s evaluation of the services provided by the Manager and the Subadviser took into account the Board’s knowledge and familiarity gained as Board members of funds in the Legg Mason Partners fund complex, including the scope and quality of the investment management and other capabilities of the Manager and the Subadviser, and the quality of the Manager’s administrative and other services. The Board observed that the scope of services provided by the Manager and the Subadviser had expanded over time as a result of regulatory and other developments, including maintaining and monitoring their own and the Fund’s expanded compliance programs. The Board reviewed information received from the Manager and the Subadviser regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act.

The Board reviewed the qualifications, backgrounds and responsibilities of the Fund’s senior personnel and the portfolio management team primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered the degree to which the Manager implemented organizational changes to improve investment results and the services provided to the Legg Mason Partners fund complex. The Board also considered, based on its knowledge of the Manager and its affiliates, the financial resources available to Legg Mason, Inc., the parent organization of the Manager and the Subadviser.

The Board considered the division of responsibilities between the Manager and the Subadviser and the oversight provided by the Manager. The Board also considered the Manager’s and the Subadviser’s brokerage policies and practices. In addition, management also reported to the Board on, among other things, its business plans, organizational changes and portfolio manager compensation plan.

The Board concluded that, overall, the nature, extent and quality of services provided (and expected to be provided) under the Management Agreement and the Sub-Advisory Agreement were satisfactory.

42  |   Prime Cash Reserves Portfolio

Fund performance

In considering the performance of the Fund, the Board received and considered performance information for the Feeder Fund as well as a group of funds (a “Performance Universe”) selected by Lipper, Inc. (“Lipper”), an independent provider of investment company data, for the Feeder Fund. The Board noted that the Feeder Fund’s performance was the same as the performance of the Fund (except for the effect of fees at the Feeder Fund level), and therefore relevant to the Board’s conclusions regarding the Fund’s performance. The Board was provided with a description of the methodology Lipper used to determine the similarity of the Feeder Fund with the funds included in its Performance Universe. The Board also noted that it had received and discussed with management information throughout the year at periodic intervals comparing the Feeder Fund’s performance against its benchmark.

The information comparing the Feeder Fund’s performance to that of its Performance Universe, consisting of all funds classified as institutional money market funds by Lipper, showed, among other data, that the Feeder Fund’s performance for the 1-, 3- and 5-year periods ended June 30, 2007 was above the median.

Based on its review, which included careful consideration of all of the factors noted above, the Board concluded that the Fund’s performance was satisfactory.

Management fees and expense ratios

The Board reviewed and considered the contractual management fee payable by the Fund to the Manager in light of the nature, extent and quality of the management and sub-advisory services provided by the Manager and the Subadviser. The Board also reviewed and considered that fee waiver and/or expense reimbursement arrangements currently are in place for the Fund and considered the actual fee rate (after taking waivers and reimbursements into account) and that the Manager has agreed to continue its fee waivers and reimbursements until further notice. In addition, the Board noted that the compensation paid to the Subadviser is paid directly by the Manager, not the Fund, and, accordingly, that the retention of the Subadviser does not increase the fees or expenses otherwise incurred by the Fund’s shareholders.

Additionally, the Board received and considered information comparing the Feeder Fund’s contractual management fee (each, a “Contractual Management Fee”) and the actual fee rate (after taking waivers and reimbursements into account) (the “Actual Management Fee”) and the Feeder Fund’s overall expenses with those of funds in both the relevant expense group and a broader group of funds, each selected and provided by Lipper. The expense comparisons compared the Feeder Fund to funds similar in size to the Fund, and the Board noted that the Feeder Fund’s assets represented a significant portion of the Fund’s assets. The Board noted that the Feeder Fund’s expense information reflected both management fees and total expenses payable by the Feeder Fund

Prime Cash Reserves Portfolio   |  43

Board approval of management and subadvisory agreements (unaudited) continued

as well as management fees and total expenses payable by the Fund, and therefore was relevant to the Board’s conclusions regarding the Fund’s expenses. The Board also reviewed information regarding fees charged by the Manager to other U.S. clients investing primarily in an asset class similar to that of the Fund, including, where applicable, separate accounts.

The Manager reviewed with the Board the differences in scope of services provided to the Fund and to these other clients, noting that the Fund is provided with administrative services, office facilities, Fund officers (including the Fund’s chief executive, chief financial and chief compliance officers), and that the Manager coordinates and oversees the provision of services to the Fund by other Fund service providers. The Board considered the fee comparisons in light of the differences required to manage these different types of accounts. The Board also considered and discussed information about the Subadviser’s fees, including the amount of the management fees retained by the Manager after payment of the subadvisory fee. The Board also received an analysis of complex-wide management fees provided by the Manager, which, among other things, set out a framework of fees based on asset classes.

Management also discussed with the Board the Fund’s placement agency arrangements and the distribution arrangements of the Feeder Fund. The Board noted that beneficial interests in the Fund are issued solely in private placement transactions that do not involve any “public offering” within the meaning of Section 4(2) of the Securities Act of 1933, as amended, and that the placement agent for the Fund receives no compensation for serving in that capacity. The Board also was provided with information concerning revenues received by and certain expenses incurred by distributors affiliated with the Fund during the past two years and how the amounts received by the distributors were paid during that period.

The information comparing the Feeder Fund’s Contractual Management Fee and its Actual Management Fee (which reflects a fee waiver) as well as its actual total expense ratio to its Lipper expense group, consisting of a group (including the Feeder Fund) of funds classified as “institutional money market funds” and chosen to be comparable to the Feeder Fund by Lipper, showed that the Feeder Fund’s Contractual Management Fee was below the median of the management fees paid by the other funds in the Lipper expense group and that its Actual Management Fee was below the median of its expense group. The Board noted that the Feeder Fund’s actual total expense ratio also was below the median of its expense group. The Board also noted that the Manager was continuing its voluntary waiver until further notice, resulting in the same net effective fee as currently in place, which is lower than the Fund’s current contractual management fee.

44  |   Prime Cash Reserves Portfolio

Taking all of the above into consideration, the Board determined that the management fee and the subadvisory fees for the Fund were reasonable in light of the nature, extent and quality of the services provided to the Fund under the Management Agreement and the Sub-Advisory Agreement.

Manager profitability

The Board received and considered an analysis of the profitability of the Manager and its affiliates in providing services to the Fund. The Board also received profitability information with respect to the Legg Mason Partners fund complex as a whole. In addition, the Board received information with respect to the Manager’s allocation methodologies used in preparing this profitability data, as well as a report from an outside consultant that had reviewed the methodologies. The profitability of the Manager and its affiliates was considered by the Board not excessive in light of the nature, extent and quality of the services provided to the Fund and the type of fund.

Economies of scale

The Board received and discussed information concerning whether the Manager realizes economies of scale as the Fund’s assets grow. The Board noted that the Feeder Fund’s Contractual Management Fee (which also reflects the Fund’s management fee) is below the average of such Feeder Fund’s Lipper expense group and the Feeder Fund’s Contractual Management Fee is approximately equivalent to the asset-weighted average of the management fees paid by the funds in the Feeder Fund’s expense group at all asset levels as set forth in the information provided by Lipper. The Board also noted that the Feeder Fund’s Actual Management Fee (which also reflects the Fund’s management fee) was below the median of its expense group. The Board also noted that as the Fund’s assets have increased over time, certain expenses, such as fees for Board members, auditors and legal fees, become a smaller percentage of overall assets. The Board also considered fee waivers by the Manager and the fact that the Manager pays the subadvisory fee out of the management fee.

The Board determined that the management fee structure for the Fund was reasonable.

Other benefits to the manager and the subadviser

The Board considered other benefits received by the Manager, the Subadviser and their affiliates as a result of their relationship with the Fund, including the opportunity to offer additional products and services to Fund shareholders.

Prime Cash Reserves Portfolio   |  45

Board approval of management and subadvisory agreements (unaudited) continued

In light of the costs of providing investment management and other services to the Fund and the ongoing commitment of the Manager and the Subadviser to the Fund, the Board considered that the ancillary benefits that the Manager and its affiliates received were reasonable.

* * *

In light of all of the foregoing, the Board determined that the continuation of each of the Management Agreement and Sub-Advisory Agreement would be in the best interests of the Fund’s shareholders and approved the continuation of such agreements for another year.

46  |   Prime Cash Reserves Portfolio

[This page intentionally left blank.]

CitiSM Institutional Cash Reserves

Trustees

Elliott J. Berv
A. Benton Cocanougher
Jane F. Dasher
Mark T. Finn
R. Jay Gerken, CFA
   Chairman
Rainer Greeven
Stephen R. Gross
Richard E. Hanson, Jr.
Diana R. Harrington
Susan M. Heilbron
Susan B. Kerley
Alan G. Merten
R. Richardson Pettit

Investment manager
(of Prime Cash Reserves
Portfolio)

Legg Mason Partners Fund
Advisor, LLC

Subadviser

Western Asset Management
Company

Distributor

Legg Mason Investor Services, LLC

Transfer agents

Boston Financial Data Services, Inc.
2 Heritage Drive
North Quincy, Massachusetts 02171

PFPC Inc.
4400 Computer Drive
Westborough, Massachusetts 01581

Custodian

State Street Bank and Trust
Company

Independent registered
public accounting firm

KPMG LLP
345 Park Avenue
New York, New York 10154

CitiSM Institutional Cash Reserves

The Fund is a separate investment series of the Legg Mason Partners Institutional Trust, a Maryland business trust.

CITISM INSTITUTIONAL CASH RESERVES
55 Water Street
New York, New York 10041

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q from the Fund, shareholders can call 1-800-451-2010.

Information on how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio transactions are available (1) without charge, upon request, by calling 1-800-451-2010, (2) on the Fund’s website at www.leggmason.com/investorservices and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of CitiSM Institutional Cash Reserves. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com/individualinvestors

© 2008 Legg Mason Investor Services, LLC
Member FINRA, SIPC

BUILT TO WINSM

At Legg Mason, we’ve assembled a collection of experienced investment management firms and empowered each of them with the tools, the resources and, most importantly, the independence to pursue the strategies they know best.

• Each was purposefully chosen for their commitment to investment excellence.

• Each is focused on specific investment styles and asset classes.

• Each exhibits thought leadership in their chosen area of focus.

Together, we’ve built a powerful portfolio of solutions for financial advisors and their clients. And it has made us a world leader in money management.*

* Ranked ninth-largest investment manager in 2007, based on 12/31/06 assets under management, according to Pensions & Investment, May 2007.

www.leggmason.com/investorservices
©2008 Legg Mason Investor Services, LLC Member FINRA, SIPC

FDXX010863 4/08 SR08-545

NOT PART OF THE SEMI-ANNUAL REPORT

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT
COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF INCOME SECURITIES BY CLOSED-END MANAGEMENT
INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in
Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940
Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in the registrant’s internal control over financial reporting
(as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) (1) Not applicable.
Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.
Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.
Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Master Portfolio Trust

By:	/s/ R. Jay Gerken
R. Jay Gerken)
Chief Executive Officer of
Master Portfolio Trust

Date:	April 30, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken
(R. Jay Gerken)
Chief Executive Officer of
Master Portfolio Trust

Date:	April 30, 2008

By:	/s/ Frances M. Guggino
(Frances M. Guggino)
Chief Financial Officer of
Master Portfolio Trust

Date:	April 30, 2008